Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
Paradigm Value Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Paradigm Value Fund
Accumulated Value	$ 10,000		$ 12,668	$ 15,218	$ 15,138	$ 13,785	$ 24,422	$ 18,504	$ 21,256	$ 24,169	$ 24,453	$ 35,818
Paradigm Select Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Paradigm Select Fund
Accumulated Value	10,000		12,390	14,255	14,595	15,701	25,715	19,558	24,417	28,275	28,696	51,967
Paradigm Micro-Cap Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Paradigm Micro-Cap Fund
Accumulated Value	10,000		14,748	16,898	14,422	15,469	29,931	21,492	27,828	30,343	28,838	43,780
Paradigm Value Fund | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
Paradigm Select Fund | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
Paradigm Micro-Cap Fund | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
Paradigm Value Fund | Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Accumulated Value	10,000		12,486	14,121	13,241	10,927	18,934	15,851	16,803	18,634	19,666	28,123
Paradigm Select Fund | Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500® Index
Accumulated Value	10,000		11,984	13,931	14,177	13,511	21,319	16,843	19,130	21,132	23,226	31,755
Paradigm Micro-Cap Fund | Russell Microcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Microcap® Index
Accumulated Value	$ 10,000		$ 12,760	$ 15,339	$ 13,746	$ 13,090	$ 23,009	$ 15,937	$ 16,995	$ 18,007	$ 20,420	$ 32,376